CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 840,092	$ 750,218		$ 122,390
Accounts receivable, net of allowance of $54,000 and $27,000 as of March 31, 2021 and December 31, 2020, respectively	299,884	327,790		85,204
Notes receivable, net of allowance of $41,608 and $125,000 as of March 31, 2021 and December 31, 2020, respectively	260,000	350,000		375,000
Inventories, net	419,825	371,799
Prepaid expenses and other current assets	376,910	744,396		546,970
Assets of discontinued operations	5,401	5,551		422,671
Total current assets	2,202,112	2,549,754		1,552,235
Note receivable, net				93,333
Right-of-use operating lease asset	1,826,523	1,836,455
Property and equipment, net	666,306	455,222		1,507,327
Investment, held for sale		208,761		250,000
Intangible assets, net	912,500	984,375
Goodwill	2,484,200	2,484,200
Assets of discontinued operations				99,109
Total assets	8,091,641	8,518,767		3,502,004
Current liabilities
Accounts payable and accrued expenses	733,065	1,513,761		1,221,195
Interest payable	106,141	16,790		93,375
Customer deposits	75,906	517,931		562,803	$ 308,111
Operating lease liability, current	373,581	370,800
Accrued stock payable	60,900	94,861		80,657
Current portion of notes payable (net of discount)				2,269,977
Related party note payable (net of discount)				60,374
Warrant derivative liability	236,995	561,368		4,620,593
Liabilities of discontinued operations	53,128	54,641		357,242
Total current liabilities	1,639,716	3,130,152		9,266,216
Operating lease liability, non-current	1,497,316	1,499,280
Long-term notes payable	3,276,285	2,598,965
Related party long-term notes payable (net of discount)	293,750	289,579
Total liabilities	6,707,067	7,517,976		9,266,216
Commitments and contingencies (Note 9)
Stockholders' equity
Preferred stock, no par value; 5,000,000 shares authorized; no shares issued and outstanding as of March 31, 2021 and December 31, 2020
Common stock, $0.001 par value; 200,000,000 and 100,000,000 shares authorized; 62,146,515 shares and 60,813,673 shares issued and outstanding on March 31, 2021 and December 31, 2020, respectively	62,144	60,813		39,498
Additional paid-in capital	78,632,934	75,891,414		61,468,034
Accumulated deficit	(77,310,504)	(74,951,436)		(67,271,744)
Total stockholders' equity	1,384,574	1,000,791	$ (5,694,820)	(5,764,212)	$ 4,551,337
Total liabilities & stockholders' equity	$ 8,091,641	$ 8,518,767		$ 3,502,004